Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure of principal subsidiaries	Principal subsidiaries of the Barclays Bank Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Bank Group’s business, results or financial position. The principal subsidiaries are held directly or indirectly via intermediate holding companies within the Barclays Bank Group. There were no significant changes in ownership interests in these subsidiaries during the year, and the Barclays Bank Group did not lose control of any of these subsidiaries. There has been no material percentage change in the Barclays Bank Group’s shareholding for its main subsidiaries since 2024.

Company Name	Principal place of business or incorporation	Nature of business	Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
			%	%	%
Barclays Bank Delaware	United States	Credit card issuer	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—